Financial assets and liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Private Venture Fund | Level 3
Fair value of financial instruments
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	€ 17	€ (42)